Long-term Borrowing	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term borrowing
13. Long-term borrowing
The following table summarizes the details of the Group’s long-term borrowings:

	Maturity Date	Principal Amount	Interest Rate	As of
Type			Per Annum	December 31, 2018	December 31, 2019
				RMB
Bank loan	January 10, 2020	25,000	7.00%	11,267	62
Bank loan	September 30, 2020	15,000	7.00%	15,804	6,818
Total				27,071	6,880

Less: Current portion of long-term borrowings				(11,267)	(6,880)

				15,804	—

The above loan was guaranteed by Huiye Tianze and by the Group’s accounts receivable, amounted to RMB 70,690 thousand, RMB 108,434 thousand were pledged as collateral as of December 31, 2017 and 2018. As of December 31, 2019,
there were
no
assets pledged as collateral, the loan is
guaranteed by
the credit of
Huiye Tianze. Interest is payable on a monthly basis.